Segmental information (Tables)	6 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Schedule of segmental information
(a) Segmental information for the consolidated income statement

	North America	Europe	Asia Pacific	Africa	Latin America and Caribbean	SC&P	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
Six months ended 31 December 2021	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million
Sales	3,257	3,178	2,999	1,244	1,052	972	(972)	11,730	23	11,753
Net sales
At budgeted exchange rates(i)	2,959	1,782	1,544	888	822	1,027	(979)	8,043	23	8,066
Acquisitions and disposals	18	3	—	—	—	—	—	21	—	21
SC&P allocation	6	29	5	2	6	(48)	—	—	—	—
Retranslation to actual exchange rates	(19)	(62)	(18)	(22)	(9)	(7)	7	(130)	—	(130)
Net sales	2,964	1,752	1,531	868	819	972	(972)	7,934	23	7,957
Operating profit/(loss)
At budgeted exchange rates(i)	1,288	647	454	192	333	(8)	—	2,906	(132)	2,774
Acquisitions and disposals	(16)	(1)	—	—	—	—	—	(17)	—	(17)
SC&P allocation	10	(23)	(3)	(1)	9	8	—	—	—	—
Fair value remeasurement of contingent considerations, equity option and earn out arrangements	5	21	—	—	(3)	—	—	23	—	23
Fair value remeasurement of biological assets	—	—	—	—	3	—	—	3	—	3
Retranslation to actual exchange rates	8	(31)	—	(15)	(9)	—	—	(47)	7	(40)
Operating profit/(loss)	1,295	613	451	176	333	—	—	2,868	(125)	2,743
Non-operating items										(31)
Net finance charges										(180)
Share of after tax results of associates and joint ventures										190
Profit before taxation										2,722

	North America	Europe	Asia Pacific	Africa	Latin America and Caribbean	SC&P	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
Six months ended 31 December 2020	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million
Sales	3,022	2,727	2,837	1,064	775	785	(785)	10,425	11	10,436
Net sales
At budgeted exchange rates(i)	2,790	1,442	1,418	790	641	824	(786)	7,119	11	7,130
Acquisitions and disposals	7	—	—	5	—	—	—	12	—	12
SC&P allocation	5	21	4	2	6	(38)	—	—	—	—
Retranslation to actual exchange rates	(101)	(20)	(27)	(52)	(68)	(1)	1	(268)	—	(268)
Net sales	2,701	1,443	1,395	745	579	785	(785)	6,863	11	6,874
Operating profit/(loss)
At budgeted exchange rates(i)	1,325	461	391	124	246	(23)	—	2,524	(98)	2,426
Acquisitions and disposals	(9)	—	—	—	—	—	—	(9)	—	(9)
SC&P allocation	(13)	—	—	—	(10)	23	—	—	—	—
Fair value remeasurement of contingent considerations	(4)	(7)	—	—	—	—	—	(11)	—	(11)
Fair value remeasurement of biological assets	—	—	—	—	3	—	—	3	—	3
Retranslation to actual exchange rates	(73)	(8)	(5)	(29)	(42)	—	—	(157)	4	(153)
Operating profit/(loss) before exceptional items	1,226	446	386	95	197	—	—	2,350	(94)	2,256
Exceptional items	—	(17)	—	—	—	—	—	(17)	—	(17)
Operating profit/(loss)	1,226	429	386	95	197	—	—	2,333	(94)	2,239
Non-operating items										5
Net finance charges										(200)
Share of after tax results of associates and joint ventures										154
Profit before taxation										2,198
(i)    These items represent the IFRS 8 performance measures for the geographical and SC&P segments.
(1)    The net sales figures for SC&P reported to the Executive Committee primarily comprise inter-segment sales and these are eliminated in a separate column in the above segmental analysis. Apart from sales by the SC&P segment to the other operating segments, inter-segment sales are not material.
(2)    The group’s net finance charges are managed centrally and are not attributable to individual operating segments.
(3)    Approximately 44% of calendar year net sales occurred in the last four months of 2021.

Schedule Of Category And Geographical Analysis
(b) Category and geographical analysis

	Category analysis					Geographical analysis
	Spirits £ million	Beer £ million	Ready to drink £ million	Other £ million	Total £ million	Great Britain £ million	United States £ million	India £ million	Rest of world £ million	Total £ million
Six months ended 31 December 2021
Sales(i)	9,680	1,520	418	135	11,753	1,204	3,072	1,704	5,773	11,753
Six months ended 31 December 2020
Sales(i)	8,648	1,310	363	115	10,436	1,044	2,817	1,650	4,925	10,436
(i) The geographical analysis of sales is based on the location of third-party sales.